Average Annual Total Returns - Clearwater Tax-Exempt Bond Fund	Clearwater Tax-Exempt Bond Fund 1 Year	Clearwater Tax-Exempt Bond Fund 5 Years	Clearwater Tax-Exempt Bond Fund 10 Years	Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions 1 Year	Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions 5 Years	Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions 10 Years	Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions and Sales of Fund Shares 1 Year	Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions and Sales of Fund Shares 5 Years	Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions and Sales of Fund Shares 10 Years	Barclays Municipal Bond 5 Year (4-6) Index (reflects no deduction for expenses or taxes) 1 Year	Barclays Municipal Bond 5 Year (4-6) Index (reflects no deduction for expenses or taxes) 5 Years	Barclays Municipal Bond 5 Year (4-6) Index (reflects no deduction for expenses or taxes) 10 Years
Total	4.26%	4.84%	6.17%	4.25%	4.71%	6.06%	4.18%	4.71%	5.87%	4.29%	2.81%	3.03%